SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,202
Nutraceutical Products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,202